INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues by Geographic Area) (Details) - Geographic Concentration [Member] - Revenue [Member]		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Percentage		100.00%	100.00%	100.00%
USA [Member]
Segment Reporting Information [Line Items]
Percentage		52.00%	52.00%	49.00%
Japan [Member]
Segment Reporting Information [Line Items]
Percentage		34.00%	32.00%	36.00%
Asia [Member]
Segment Reporting Information [Line Items]
Percentage	[1]	10.00%	12.00%	12.00%
Europe [Member]
Segment Reporting Information [Line Items]
Percentage		4.00%	4.00%	3.00%

[1]	Represents revenues from individual countries of less than 10% each.